Acquisition of Businesses - Schedule of the Consolidated Revenue and Net Profit associated with the acquisition (Details) - ProfoundBio $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue	$ 1,382
Net Profit	$ 364